Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ 277	¥ (68)	¥ 152
Designated as Hedging Instrument | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	81	17	55
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(6)
Designated as Hedging Instrument | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(102)	(78)	67
Designated as Hedging Instrument | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(183)	(196)	64
Designated as Hedging Instrument | Interest rate swap agreement | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(4)
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	22		2
Not Designated as Hedging Instrument | Options Held | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	40
Not Designated as Hedging Instrument | Interest rate swap agreement | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income		¥ 2	¥ (1)